Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	DAVIS NEW YORK VENTURE FUND INC
Entity Central Index Key	0000071701
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000039882 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class Y
Trading Symbol	DGFYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class Y)	$36	0.72%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 3.43%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-32% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Consumer Discretionary - underperformed the Index sector (-17% vs -4%) and overweight (average weighting 23% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-21% vs -9%) and overweight (average weighting 25% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+44% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+43% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis Global Fund (Class Y)	29.11%	5.32%	10.64%
MSCI ACWI	31.00%	10.67%	12.25%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website atwww.davisfunds.com .
Net Assets	$ 910,100,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$910.1
Total number of portfolio holdings as of 04/30/26	40
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$2.5

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	22.78%
Financials	16.28%
Health Care	13.58%
Information Technology	12.04%
Industrials	11.78%

C000009526 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class C
Trading Symbol	DGFCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class C)	$90	1.78%*
*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.78%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 2.87%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-32% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Consumer Discretionary - underperformed the Index sector (-17% vs -4%) and overweight (average weighting 23% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-21% vs -9%) and overweight (average weighting 25% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+44% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+43% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis Global Fund (Class C) — Without CDSC*	27.74%	4.22%	9.69%
Davis Global Fund (Class C) — With CDSC*,**	26.74%	4.22%	9.69%
MSCI ACWI	31.00%	10.67%	12.25%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 910,100,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$910.1
Total number of portfolio holdings as of 04/30/26	40
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$2.5

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	22.78%
Financials	16.28%
Health Care	13.58%
Information Technology	12.04%
Industrials	11.78%

C000009524 [Member]
Shareholder Report [Line Items]
Fund Name	Davis Global Fund
Class Name	Class A
Trading Symbol	DGFAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis Global Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Global Fund (Class A)	$49	0.97%*
*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index (“MSCI ACWI” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 3.31%, versus a 7.75% return for the MSCI ACWI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by both United States and foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI
    Strongest performing sectors - Energy (+36%), Materials (+21%), and Industrials (+13%)
    Weakest performing sectors - Consumer Discretionary (-4%) and Health Care (+2%)
Detractors from Performance
  Industrials - significantly underperformed the Index sector (-32% vs +13%)
    DiDi Global (-43%) and Full Truck Alliance (-33%) - two largest individual detractors
  Consumer Discretionary - underperformed the Index sector (-17% vs -4%) and overweight (average weighting 23% vs 10%)
    Prosus (-30%), Trip.com Group (-23%), Sea (-46%), Meituan (-19%), and Entain (-28%)
  Communication Services - underperformed the Index sector (+1% vs +8%)
    Pinterest (-41%)
  Underweight in stronger performing Materials sector (average weighting 2% vs 4%)
  China holdings - underperformed the Index China exposure (-21% vs -9%) and overweight (average weighting 25% vs 3%)
  Individual holdings
    AppLovin (-30%) and Capital One Financial (-12%)
Contributors to Performance
  Information Technology - significantly outperformed the Index sector (+44% vs +7%)
    Samsung Electronics (+98%) - largest individual contributor
    Applied Materials (+53%) - no longer a Fund holding
    Silergy (+49%) - new purchase during the period
  Health Care - outperformed the Index sector (+20% vs +2%)
    Viatris (+47%)
  Energy - outperformed the Index sector (+43% vs +36%) and overweight (average weighting 6% vs 4%)
    Coterra Energy (+54%) - completed merger with Devon Energy in May 2026
  Consumer Staples - outperformed the Index sector (+25% vs +9%)
    Tyson Foods (+27%)
  Individual holdings
    Alphabet (+36%), Julius Baer Group (+27%), MGM Resorts (+22%), and Ping An Insurance (+11%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis Global Fund (Class A) — Without sales charge	28.75%	5.05%	10.37%
Davis Global Fund (Class A) — With sales charge*	22.63%	4.04%	9.84%
MSCI ACWI	31.00%	10.67%	12.25%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at1-800-279-0279or visit the Fund's website atwww.davisfunds.com .
Net Assets	$ 910,100,000
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$910.1
Total number of portfolio holdings as of 04/30/26	40
Portfolio turnover rate for the period	20%
Total advisory fees paid for the period (in millions)	$2.5

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	22.78%
Financials	16.28%
Health Care	13.58%
Information Technology	12.04%
Industrials	11.78%

C000039879 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class A
Trading Symbol	DILAX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class A)	$53	1.06%*
*	Annualized.

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 0.96%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-22% vs -10%) and significantly overweight (average weighting 31% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-26% vs +13%)
    DiDi Global (-43%) - largest individual detractor
    Full Truck Alliance (-33%)
  Underweight in Energy (average weighting 2% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-17% vs -9%) and overweight (average weighting 32% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+70% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Tokyo Electron (+29%) and Silergy (+49%)
    Silergy - new purchase during the period
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Materials - outperformed the Index sector (+39% vs +22%)
    Teck Resources (+37%) and Vale (+42%)
  New Consumer Staples holding
    JBS (+20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis International Fund (Class A) — Without sales charge	25.63%	2.03%	6.58%
Davis International Fund (Class A) — With sales charge*	19.66%	1.04%	6.06%
MSCI ACWI ex USA	32.20%	8.37%	9.09%
*	Reflects 4.75% front-end sales charge.

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 260,600,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 700,400
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$260.6
Total number of portfolio holdings as of 04/30/26	33
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in thousands)	$700.4

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	29.65%
Financials	25.60%
Information Technology	15.35%
Industrials	14.01%
Materials	4.88%

Material Fund Change [Text Block]
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class A acquired all of the net assets of Selected International Fund Class S.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000039881 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class C
Trading Symbol	DILCX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class C)	$90	1.81%*
*	Annualized.

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	1.81%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 0.59%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-22% vs -10%) and significantly overweight (average weighting 31% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-26% vs +13%)
    DiDi Global (-43%) - largest individual detractor
    Full Truck Alliance (-33%)
  Underweight in Energy (average weighting 2% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-17% vs -9%) and overweight (average weighting 32% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+70% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Tokyo Electron (+29%) and Silergy (+49%)
    Silergy - new purchase during the period
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Materials - outperformed the Index sector (+39% vs +22%)
    Teck Resources (+37%) and Vale (+42%)
  New Consumer Staples holding
    JBS (+20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis International Fund (Class C) — Without CDSC*	24.63%	1.26%	5.85%
Davis International Fund (Class C) — With CDSC*,**	23.63%	1.26%	5.85%
MSCI ACWI ex USA	32.20%	8.37%	9.09%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com.
Net Assets	$ 260,600,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 700,400
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$260.6
Total number of portfolio holdings as of 04/30/26	33
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in thousands)	$700.4

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	29.65%
Financials	25.60%
Information Technology	15.35%
Industrials	14.01%
Materials	4.88%

Material Fund Change [Text Block]
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents
C000082064 [Member]
Shareholder Report [Line Items]
Fund Name	Davis International Fund
Class Name	Class Y
Trading Symbol	DILYX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about the Davis International Fund (the “Fund”) for the period of November 1, 2025 to April 30, 2026 (the “period”).
Shareholder Report Annual or Semi-Annual	Semi-Annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-279-0279
Additional Information Website	davisfunds.com/resources/regulatory-documents
Expenses [Text Block]
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis International Fund (Class Y)	$36	0.72%*
*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 1.18%, versus a 12.11% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Energy (+35%), Information Technology (+33%), and Materials (+22%)
    Weakest performing sectors - Communication Services (-13%), Consumer Discretionary (-10%), and Consumer Staples (+3%)
Detractors from Performance
  Consumer Discretionary - underperformed the Index sector (-22% vs -10%) and significantly overweight (average weighting 31% vs 9%)
    Prosus (-30%), Sea (-46%), Trip.com Group (-23%), Entain (-28%), Naspers (-23%), and Meituan (-19%)
  Industrials - significantly underperformed the Index sector (-26% vs +13%)
    DiDi Global (-43%) - largest individual detractor
    Full Truck Alliance (-33%)
  Underweight in Energy (average weighting 2% vs 5%) and Information Technology (average weighting 11% vs 16%), the two strongest performing sectors of the Index
    SAP (-16%) - new purchase during the period
  China holdings - underperformed the Index China exposure (-17% vs -9%) and overweight (average weighting 32% vs 8%)
  Individual holding
    NetEase (-15%)
Contributors to Performance
  Information Technology - outperformed the Index sector (+70% vs +33%)
    Samsung Electronics (+98%) - largest individual contributor
    Tokyo Electron (+29%) and Silergy (+49%)
    Silergy - new purchase during the period
  Underweight in Communication Services (average weighting 2% vs 5%), the weakest performing sector of the Index
  Financials - outperformed the Index sector (+17% vs +13%)
    Julius Baer Group (+27%), Danske Bank (+24%), Ping An Insurance (+11%), and AIA Group (+12%)
  Materials - outperformed the Index sector (+39% vs +22%)
    Teck Resources (+37%) and Vale (+42%)
  New Consumer Staples holding
    JBS (+20%)

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 04/30/26	1 Year	5 Years	10 Years
Davis International Fund (Class Y)	26.03%	2.34%	6.87%
MSCI ACWI ex USA	32.20%	8.37%	9.09%

No Deduction of Taxes [Text Block]	The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund's website at www.davisfunds.com .
Net Assets	$ 260,600,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 700,400
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets as of 04/30/26 (in millions)	$260.6
Total number of portfolio holdings as of 04/30/26	33
Portfolio turnover rate for the period	18%
Total advisory fees paid for the period (in thousands)	$700.4

Holdings [Text Block]	Top Sectors as of 04/30/26 Net Assets
Consumer Discretionary	29.65%
Financials	25.60%
Information Technology	15.35%
Industrials	14.01%
Materials	4.88%

Material Fund Change [Text Block]
How has the Fund changed?
Effective November 5, 2025, Davis International Fund’s investment objective is a fundamental policy and may not be changed without a vote of shareholders.

Effective November 7, 2025, Davis International Fund Class Y acquired all of the net assets of Selected International Fund Class D.
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund during the period. For more complete information, you may review the Fund’s prospectus, which is available at davisfunds.com/resources/regulatory-documents or upon request by contacting Investor Services at (1-800-279-0279 and dvsinvestor.services@dsaco.com).

Updated Prospectus Phone Number	1-800-279-0279
Updated Prospectus Email Address	dvsinvestor.services@dsaco.com
Updated Prospectus Web Address	davisfunds.com/resources/regulatory-documents

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